000 A000000 12/31/97
000 C000000 0001036373
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 3.0
000 J000000 A
001 A000000 THE DRESHER FAMILY OF FUNDS
001 B000000 811-08177
001 C000000 2158817000
002 A000000 715 TWINING ROAD, SUITE 200
002 B000000 DRESHER
002 C000000 PA
002 D010000 19025
003  000000 Y
004  000000 N
005  000000 N
006  000000 N
007 A000000 Y
007 B000000  2
007 C010100  1
007 C020100 THE DRESHER CLASSIC RETIREMENT FUND
007 C030100 N
007 C010200  2
007 C020200 THE DRESHER COMPREHENSIVE GROWTH FUND
007 C030200 N
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
008 A00AA01 NATIONAL FINANCIAL ADVISORS, INC.
008 B00AA01 A
008 C00AA01 801-408-09
008 D01AA01 DRESHER
008 D02AA01 PA
008 D03AA01 19025
010 A00AA01 NATIONAL SHAREHOLDER SERVICES, INC.
010 C01AA01 DRESHER
010 C02AA01 PA
010 C03AA01 19025
013 A00AA01 SANVILLE & COMPANY
013 B01AA01 ABINGTON
013 B02AA01 PA
013 B03AA01 19001
013 A00AA09 SANVILLE & COMPANY
013 B01AA09 ABINGTON
013 B02AA09 PA
013 B03AA09 19001
014 A00AA01 NFA BROKERAGE SERVICES, INC.
014 B00AA01 8-47870
015 A00AA01 FIRSTRUST BANK
015 B00AA01 C
015 C01AA01 PHILADELPHIA
015 C02AA01 PA
015 C03AA01 19111
015 E01AA01 X
018  00AA00 Y
019 A00AA00 N
019 B00AA00    0
020 A000001 NFA BROKERAGE SERVICES, INC.
020 B000001 23-2784630
020 C000001      5
020 C000002      0
020 C000003      0
020 C000004      0
020 C000005      0
020 C000006      0
020 C000007      0
020 C000008      0
020 C000009      0
020 C000010      0
021  000000        5
022 C000001         0
022 D000001         0
022 C000002         0
022 D000002         0
022 C000003         0
022 D000003         0
022 C000004         0
022 D000004         0
022 C000005         0
022 D000005         0
022 C000006         0
022 D000006         0
022 C000007         0
022 D000007         0
022 C000008         0
022 D000008         0
022 C000009         0
022 D000009         0
022 C000010         0
022 D000010         0
023 C000000          0
023 D000000          0
024  00AA00 N
025 D00AA01       0
025 D00AA02       0
025 D00AA03       0
025 D00AA04       0
025 D00AA05       0
025 D00AA06       0
025 D00AA07       0
025 D00AA08       0
026 A000000 N
026 B000000 N
026 C000000 N
026 D000000 N
026 E000000 N
026 F000000 N
026 G010000 N
026 G020000 N
026 H000000 N
027  000000 Y
029  00AA00 N
030 A00AA00      0
030 B00AA00  0.00
030 C00AA00  0.00
031 A00AA00      0
031 B00AA00      0
032  00AA00      0
033  00AA00      0
034  00AA00 N
035  00AA00      0
036 B00AA00      0
037  00AA00 N
038  00AA00      0
039  00AA00 N
040  00AA00 Y
041  00AA00 Y
045  00AA00 Y
046  00AA00 N
047  00AA00 Y
048  00AA00  0.950
048 A01AA00        0
048 A02AA00 0.000
048 B01AA00        0
048 B02AA00 0.000
048 C01AA00        0
048 C02AA00 0.000
048 D01AA00        0
048 D02AA00 0.000
048 E01AA00        0
048 E02AA00 0.000
048 F01AA00        0
048 F02AA00 0.000
048 G01AA00        0
048 G02AA00 0.000
048 H01AA00        0
048 H02AA00 0.000
048 I01AA00        0
048 I02AA00 0.000
048 J01AA00        0
048 J02AA00 0.000
048 K01AA00        0
048 K02AA00 0.000
049  00AA00 N
050  00AA00 N
051  00AA00 N
052  00AA00 N
053 A00AA00 N
054 A00AA00 N
054 B00AA00 N
054 C00AA00 N
054 D00AA00 N
054 E00AA00 N
054 F00AA00 N
054 G00AA00 N
054 H00AA00 N
054 I00AA00 N
054 J00AA00 N
054 K00AA00 N
054 L00AA00 N
054 M00AA00 N
054 N00AA00 N
054 O00AA00 N
055 A00AA00 N
055 B00AA00 N
056  00AA00 Y
057  00AA00 Y
058 A00AA00 N
059  00AA00 Y
060 A00AA00 Y
060 B00AA00 Y
061  00AA00    10000
062 A00AA00 N
062 B00AA00   0.0
062 C00AA00   0.0
062 D00AA00   0.0
062 E00AA00   0.0
062 F00AA00   0.0
062 G00AA00   0.0
062 H00AA00   0.0
062 I00AA00   0.0
062 J00AA00   0.0
062 K00AA00   0.0
062 L00AA00   0.0
062 M00AA00   0.0
062 N00AA00   0.0
062 O00AA00   0.0
062 P00AA00   0.0
062 Q00AA00   0.0
062 R00AA00   0.0
063 A00AA00   0
063 B00AA00  0.0
066 A00AA00 N
067  00AA00 N
068 A00AA00 N
068 B00AA00 N
069  00AA00 N
070 A01AA00 N
070 A02AA00 N
070 B01AA00 N
070 B02AA00 N
070 C01AA00 N
070 C02AA00 N
070 D01AA00 N
070 D02AA00 N
070 E01AA00 N
070 E02AA00 N
070 F01AA00 N
070 F02AA00 N
070 G01AA00 N
070 G02AA00 N
070 H01AA00 N
070 H02AA00 N
070 I01AA00 N
070 I02AA00 N
070 J01AA00 N
070 J02AA00 N
070 K01AA00 Y
070 K02AA00 Y
070 L01AA00 N
070 L02AA00 N
070 M01AA00 N
070 M02AA00 N
070 N01AA00 N
070 N02AA00 N
070 O01AA00 N
070 O02AA00 N
070 P01AA00 N
070 P02AA00 N
070 Q01AA00 N
070 Q02AA00 N
070 R01AA00 N
070 R02AA00 N
077 A000000 Y
077 B000000 Y
077 C000000 N
077 D000000 N
077 E000000 N
077 F000000 N
077 G000000 N
077 H000000 N
077 I000000 N
077 J000000 N
077 K000000 N
077 L000000 N
077 M000000 N
077 N000000 N
077 O000000 N
077 P000000 N
077 Q010000 N
077 Q020000 N
077 Q030000 N
078  000000 N
080 C00AA00        0
081 B00AA00   0
082 B00AA00        0
083 A00AA00 N
083 B00AA00        0
084 A00AA00 N
084 B00AA00        0
085 A00AA00 N
085 B00AA00 N
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
028 A010100         0
028 A020100         0
028 A030100         0
028 A040100         0
028 B010100         0
028 B020100         0
028 B030100         0
028 B040100         0
028 C010100         0
028 C020100         0
028 C030100         0
028 C040100         0
028 D010100      4757
028 D020100         4
028 D030100         0
028 D040100        10
028 E010100       150
028 E020100         4
028 E030100         0
028 E040100         0
028 F010100       127
028 F020100       183
028 F030100         0
028 F040100       361
028 G010100      5034
028 G020100       191
028 G030100         0
028 G040100       371
028 H000100         0
042 A000100   0
042 B000100   0
042 C000100   0
042 D000100   0
042 E000100   0
042 F000100   0
042 G000100   0
042 H000100 100
043  000100      3
044  000100      0
071 A000100      3329
071 B000100       226
071 C000100      3742
071 D000100    6
072 A000100  3
072 B000100       33
072 C000100       45
072 D000100        0
072 E000100        0
072 F000100       14
072 G000100        0
072 H000100        0
072 I000100        0
072 J000100        0
072 K000100        0
072 L000100        0
072 M000100        0
072 N000100        0
072 O000100        0
072 P000100        0
072 Q000100        0
072 R000100        0
072 S000100        0
072 T000100        0
072 U000100        0
072 V000100        0
072 W000100        0
072 X000100       14
072 Y000100        0
072 Z000100       64
072AA000100      136
072BB000100       20
072CC010100        0
072CC020100      189
072DD010100       64
072DD020100        0
072EE000100      116
073 A010100   0.3400
073 A020100   0.0000
073 B000100   0.6300
073 C000100   0.0000
074 A000100     1539
074 B000100        0
074 C000100        0
074 D000100        0
074 E000100        0
074 F000100        0
074 G000100        0
074 H000100        0
074 I000100     2914
074 J000100      206
074 K000100        0
074 L000100        7
074 M000100        0
074 N000100     4666
074 O000100        0
074 P000100        1
074 Q000100        0
074 R010100        0
074 R020100        0
074 R030100        0
074 R040100        0
074 S000100        0
074 T000100     4665
074 U010100      193
074 U020100        0
074 V010100    24.20
074 V020100     0.00
074 W000100   0.0000
074 X000100       54
074 Y000100        0
075 A000100        0
075 B000100     4742
076  000100     0.00
028 A010200         0
028 A020200         0
028 A030200         0
028 A040200         0
028 B010200         0
028 B020200         0
028 B030200         0
028 B040200         0
028 C010200         0
028 C020200         0
028 C030200         0
028 C040200         0
028 D010200      3793
028 D020200         3
028 D030200         0
028 D040200        56
028 E010200        63
028 E020200         3
028 E030200         0
028 E040200         0
028 F010200        48
028 F020200       112
028 F030200         0
028 F040200       268
028 G010200      3904
028 G020200       118
028 G030200         0
028 G040200       324
028 H000200         0
042 A000200   0
042 B000200   0
042 C000200   0
042 D000200   0
042 E000200   0
042 F000200   0
042 G000200   0
042 H000200 100
043  000200      2
044  000200      0
071 A000200      2606
071 B000200       548
071 C000200      2493
071 D000200   22
072 A000200  3
072 B000200       24
072 C000200       34
072 D000200        0
072 E000200        0
072 F000200       11
072 G000200        0
072 H000200        0
072 I000200        0
072 J000200        0
072 K000200        0
072 L000200        0
072 M000200        0
072 N000200        0
072 O000200        0
072 P000200        0
072 Q000200        0
072 R000200        0
072 S000200        0
072 T000200        0
072 U000200        0
072 V000200        0
072 W000200        0
072 X000200       11
072 Y000200        0
072 Z000200       47
072AA000200       96
072BB000200       34
072CC010200        0
072CC020200      107
072DD010200       48
072DD020200        0
072EE000200       62
073 A010200   0.3300
073 A020200   0.0000
073 B000200   0.4300
073 C000200   0.0000
074 A000200     1121
074 B000200        0
074 C000200        0
074 D000200        0
074 E000200        0
074 F000200        0
074 G000200        0
074 H000200        0
074 I000200     1952
074 J000200      510
074 K000200        0
074 L000200       10
074 M000200        0
074 N000200     3593
074 O000200        0
074 P000200        1
074 Q000200        0
074 R010200        0
074 R020200        0
074 R030200        0
074 R040200        0
074 S000200        0
074 T000200     3592
074 U010200      147
074 U020200        0

074 V010200    24.44
074 V020200     0.00
074 W000200   0.0000
074 X000200       54
074 Y000200        0
075 A000200        0
075 B000200     3693
076  000200     0.00
SIGNATURE   JEFFREY C. BROWN
TITLE       PORTFOLIO MANAGER






                         The Dresher Family of Funds


                    The Dresher Classic Retirement Fund
                                    &
                   The Dresher Comprehensive Growth Fund




                                Annual Report

                              December 31, 1997

Dear Fellow Shareholders:

The Dresher Classic Retirement Fund ("Classic") had 192,735 outstanding shares with a net asset value of $24.20 per share as of December 31, 1997.

As of the above date, the audited net asset value attributable to the 146,978 common shares outstanding of The Dresher Comprehensive Growth Fund ("Growth") was $24.44 per share.


                   Management Discussion of Performance

                                 General

The stock market, for a record third year in a row, exceeded a 20% return for the year. Performance of the market as measured by the S&P 500 soared 33.35%. However, the last quarter showed a return of only 2.87%. The Russell 2000 dropped 3.35% during the same period.

As you know, our Funds began investing on October 1, 1997. Owing to the then uncertain market conditions, both Funds dollar-cost averaged assets through the end of the year. Neither Fund had become fully invested by December 31; accordingly, Management's decision to slowly enter the markets enabled both Funds to escape much of the downturn that many of the other small- and mid-cap stocks suffered. (Please note that the Funds have a small- and mid-cap bias.) During the last quarter of the year, we faced a one-day 553 point drop, the Asian crisis and a severe downturn in the technology sector, all of which impacted performances.

Being long-term, value-oriented investors, we feel this turn of events creates numerous buying opportunities in 1998. While we are likely to face a choppy market, we are determined to stay the course. You can expect us to increase certain positions in battered sectors.


                    The Dresher Classic Retirement Fund

The Dresher Classic Retirement Fund is a moderate-growth fund, which seeks moderate capital appreciation and significant income. Under normal market conditions, the Fund will invest no more than 65% of its assets (at the time of investment) in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock. We are pleased that the Fund posted a negligible loss of -.20% (less than 1%), despite extremely volatile conditions. The Brandywine Fund, with a heavy stake in technology, plummeted 11.6 % on an average-weighted basis. Management is aware of the extreme volatility of this fund, but is also cognizant of its exceptional long-term record. The other fund that significantly underperformed was The Sogen Fund. The fund's international exposure led to a loss of 4.31% for the quarter. The fund has a well-earned reputation as a diversified, relatively conservative, global fund. Brandywine and Sogen are both highly regarded by Management and will play an important long-term role in the portfolio. On the positive side, Cohen & Steers continued its outstanding record in the real estate market, returning 5.05%. Warburg Pincus Growth and Income Fund and Mairs & Power Growth posted returns of 3.74% and 3.93%, respectively.


                   The Dresher Comprehensive Growth Fund

The Dresher Comprehensive Growth Fund is a no-load, aggressive-growth fund which seeks capital appreciation without regard to current income. Under normal market conditions, it will invest at least 75% of its assets in mutual funds that invest primarily in common stock or securities convertible or exchangeable for common stock. Despite unfavorable market conditions, the Fund posted a return of .28%. While Brandywine and two international funds posted losses, strong performances were posted by Oakmark (5.64%), Torray (10.25%) and Baron Asset (4.32%). The portfolio is designed to take advantage of pricing inequities in the small- and mid-cap markets and thus, will be highly volatile. The Fund benefited from dollar-cost averaging, which avoided the worst of the market downturn and took advantage of the late December upturn.


Sincerely,



Jeffrey C. Brown
Portfolio Manager

                           PORTFOLIO OF INVESTMENTS
                    THE DRESHER CLASSIC RETIREMENT FUND
                             DECEMBER 31, 1997





                                                        MARKET      PERCENTAGE
FUND                                     SHARES          VALUE        OF TOTAL

Greenspring Fund                         23,340    $   467,734           10.0%
Brandywine Fund                          12,860        397,230            8.5%
Dodge & Cox Balanced Fund                 5,598        373,852            8.0%
Berwyn Income Fund                       22,968        287,334            6.2%
SoGen International Fund                 10,926        278,073            6.0%
Northeast Investors Trust                20,477        238,556            5.1%
Warburg Pincus Growth & Income Fund      11,961        197,116            4.2%
Sound Shore Fund                          5,964        170,404            3.7%
Third Avenue Value Fund                   5,234        164,658            3.5%
Cohen & Steers Realty Shares              2,797        140,357            3.0%
Selected American Shares                  4,241        115,265            2.5%
Mairs & Power Growth Fund                   964         83,559            1.8%

Total Investments (cost $3,103,337)                  2,914,138           62.5%
Other Assets and Liabilities                         1,750,868           37.5%

Net Assets                                         $ 4,665,006          100.0%

                           PORTFOLIO OF INVESTMENTS
                  THE DRESHER COMPREHENSIVE GROWTH FUND
                           DECEMBER 31, 1997





                                                        MARKET      PERCENTAGE
FUND                                     SHARES          VALUE        OF TOTAL

Brandywine Fund                          12,298    $   379,885           10.6%
Franklin Mutual Discovery Fund           19,294        363,303           10.1%
Baron Asset Fund                          6,603        320,318            8.9%
Greenspring Fund                         14,469        289,967            8.1%
SoGen International Fund                  7,914        201,420            5.6%
Oakmark Fund                              3,208        129,648            3.6%
L. Roy Papp Stock Fund                    3,395        101,093            2.8%
Strong Schafer Value Fund                 1,548         98,911            2.8%
Torray Fund                               1,980         67,033            1.9%

Total Investments (cost $2,058,162)                  1,951,578           54.4%
Other Assets and Liabilities                         1,639,950           45.6%

Net Assets                                         $ 3,591,528          100.0%

                         THE DRESHER FAMILY OF FUNDS
                    STATEMENT OF ASSETS AND LIABILITIES
                              DECEMBER 31, 1997




                                                      CLASSIC    COMPREHENSIVE
                                              RETIREMENT FUND      GROWTH FUND
ASSETS

  Investment in Securities:
    At Acquisition Cost                           $ 3,103,337      $ 2,058,162

    At Value  (Note 1)                            $ 2,914,138      $ 1,951,578
  Cash                                              1,539,344        1,121,281
  Receivable For Investments Sold                     205,700          510,109
  Interest and Dividends Receivable                     6,838            9,586

     TOTAL ASSETS                                   4,666,020        3,592,554

LIABILITIES
  Payable to Advisor (Note 3)                           1,014            1,026

     TOTAL LIABILITIES                                  1,014            1,026


NET ASSETS                                        $ 4,665,006      $ 3,591,528


NET ASSETS consist of:
  Capital Shares                                    4,854,209        3,698,113
  Accumulated Net Investment Income                       (5)               (1)
  Accumulated Net Realized Gains on Investments            1             -
  Net Unrealized Depreciation on Investments        (189,199)         (106,584)

NET ASSETS                                        $ 4,665,006      $ 3,591,528

SHARES OUTSTANDING (Unlimited Number of
  Shares Authorized, No Par Value)                    192,735          146,978

NET ASSET VALUE PER SHARE                         $     24.20      $     24.44

                         THE DRESHER FAMILY OF FUNDS
                           STATEMENT OF OPERATIONS
          FOR THE PERIOD FROM OCTOBER 1, 1997 (DATE OF COMMENCEMENT
                OF INVESTMENT OPERATIONS) TO DECEMBER 31, 1997





                                                      CLASSIC    COMPREHENSIVE
                                              RETIREMENT FUND      GROWTH FUND


INVESTMENT INCOME
    Interest Income                               $    32,946      $    24,202
    Dividend Income From Underlying Funds              45,238           34,322
  Total Investment Income                              78,184           58,524

EXPENSES
  Management Fees (Note 3)                             14,133           10,830
  12b-1 Fees (Note 3)                                   2,955            2,257
Total Expenses Before Waiver By Advisor                17,088           13,087

Fees Waived By Advisor (Note 3)                        (2,955)          (2,257)

Total Expenses After Fees Waived By Advisor            14,133           10,830

NET INVESTMENT INCOME                                  64,051           47,694


REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Capital Gain Distributions Received From
       Underlying Funds                                135,862          96,113
    Realized Loss on Sale of Underlying Funds          (20,080)        (33,683)
    Unrealized Depreciation of Underlying Funds       (189,199)       (106,584)
Net Realized and Unrealized Gain (Loss) on
    Investments                                        (73,417)        (44,154)

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $     (9,366)    $     3,540

                         THE DRESHER FAMILY OF FUNDS
                     STATEMENT OF CHANGES IN NET ASSETS
         FOR THE PERIOD FROM OCTOBER 1, 1997 (DATE OF COMMENCEMENT
             OF INVESTMENT OPERATIONS) TO DECEMBER 31, 1997





                                                      CLASSIC    COMPREHENSIVE
                                              RETIREMENT FUND      GROWTH FUND


OPERATIONS

Net Investment Income                             $    64,051      $    47,694
Net Realized Loss from Security Transactions          (20,080)         (33,683)
Capital Gain Distributions from Underlying Funds      135,862           96,113
Net Unrealized Depreciation in Underlying Funds      (189,199)        (106,584)

Increase (Decrease) in Net Assets from Operations      (9,366)           3,540

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from Net Investment Income                  (64,056)         (47,695)
Distributions from Net Realized Gains                (115,781)         (62,430)

Decrease in Net Assets due to Distributions          (179,837)        (110,125)

CAPITAL SHARE TRANSACTIONS

Proceeds from Shares Sold                           5,033,643        3,903,870
Reinvestment of Distributions                         191,140          118,297
Cost of Shares Redeemed                              (370,574)        (324,054)

Increase in Net Assets due to Share Transactions    4,854,209        3,698,113

Increase in Net Assets                              4,665,006        3,591,528

Net Assets - Beginning of Period                       -                 -

Net Assets - End of Period                        $ 4,665,006      $ 3,591,528

OTHER INFORMATION

Shares:
  Sold                                                202,937           153,955
  Issued in Reinvestment of Distributions               8,701            6,065
  Redeemed                                            (18,903)         (13,042)

Net Increase                                          192,735          146,978

                         THE DRESHER FAMILY OF FUNDS
                             FINANCIAL HIGHLIGHTS
          FOR THE PERIOD FROM OCTOBER 1, 1997 (DATE OF COMMENCEMENT
               OF INVESTMENT OPERATIONS) TO DECEMBER 31, 1997



Per share information for a share outstanding throughout the period.



                                                  CLASSIC    COMPREHENSIVE
                                          RETIREMENT FUND      GROWTH FUND


Net Asset Value, Beginning of Period          $     25.23      $     25.14

Investment Operations
  Net Investment Income                              0.34             0.33
  Net Realized and Unrealized Gain on
  Investments                                       (0.40)           (0.27)
Total from Investment Operations                    (0.06)            0.06

Distributions
  Dividends from Net Investment Income              (0.34)           (0.33)
  Distributions from Net Realized Gains             (0.63)           (0.43)
Total from Distributions                            (0.97)           (0.76)

Net Asset Value, End of Period                $     24.20      $     24.44

Total Return                                        (0.20%)           0.28%
Ratio of Net Expenses to Average Net Assets          1.20% (a)        1.20% (a)
Ratio of Expenses Before Waiver to Average
Net Assets                                           1.45% (a)        1.45% (a)
Ratio of Net Investment Income to Average
Net Assets                                           5.36% (a)        5.12% (a)
Portfolio Turnover Rate                              6.77%           22.39%

Net Assets, end of period  (000's)            $      4,665     $      3,592


(a)  annualized

                         The Dresher Family of Funds
                        Notes to Financial Statements
                              December 31, 1997




NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Dresher Family of Funds ("The Trust") was organized as a Delaware business trust. The Trust is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust currently consists of two Funds: The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund. The Trust is a diversified management investment company for purposes of the 1940 Act because its assets are represented by securities of other investment companies or cash equivalents. The Trust was organized on March 26, 1997 and had no investment operations prior to October 1, 1997 other than those relating to organizational matters including raising initial capital.

The following significant accounting policies conform to generally accepted accounting policies for regulated investment companies.

Valuation of securities: All portfolio securities are valued as of the close of the New York Stock Exchange (currently 4:00 p.m., Eastern time). Shares of underlying open-end management investment companies ("mutual funds") are valued at their respective net asset values as determined under the 1940 Act.

Federal income taxes: It is each Funds' intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no provision for federal income taxes has been made.

Investment income: Distributions from net investment income and net realized gains from underlying mutual funds are recorded on an ex-dividend date basis. Interest income is recognized on an accrual basis.

Distributions to shareholders: All distributions to shareholders arising from each Fund's taxable income are distributed at least once per year and are recorded on an ex-dividend date basis.

Security transactions: Portfolio security transactions are recorded on a trade date basis. Securities sold are valued on a specific identification basis.

Use of estimates: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of underlying mutual funds were $3,148,016 and $205,700, respectively for The Dresher Classic Retirement Fund and $2,475,977 and $514,567, respectively for The Dresher Comprehensive Growth Fund.

At December 31, 1997, the cost for federal income tax purposes for The Dresher Classic Retirement Fund was $3,103,337 and for The Dresher Comprehensive Growth Fund was $2,058,162.

At December 31, 1997, the total unrealized appreciation and total unrealized depreciation was $0 and $189,199, respectively for The Dresher Classic Retirement Fund and $15,416 and $122,000, respectively for The Dresher Comprehensive Growth Fund.


NOTE 3 - TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Each Funds' investments are managed by National Financial Advisors, Inc. (the "Advisor"), pursuant to the terms of an investment advisory agreement. Under the agreement the Advisor is entitled to receive a management fee payable monthly based on each Funds' average daily net assets at the rate of 1.20% per annum. The Advisor has contractually obligated itself to reduce its management fee to keep total operating expenses for each Fund at no greater than 1.20%, excluding extraordinary expenses until at least December 31, 1998. Unlike most mutual funds the management fee paid to the Advisor includes transfer agency, pricing, custody, auditing, legal, taxes, interest, expenses of non-interested Trustees and general administrative and other operating expenses of each Fund. For the period October 1, 1997 (date of commencement of investment operations) to December 31, 1997, the Advisor was due $14,133 and $10,830 and waived $2,955 and $2,257 from The Dresher Classic Retirement and The Dresher Comprehensive Growth Fund, respectively.

Administrative, Accounting and Transfer Agency Agreement

Pursuant to an administrative, accounting and transfer agency agreement between each Fund, the Advisor and National Shareholder Services, Inc. ("NSS"), the Advisor shall pay NSS out of its management fee a monthly fee for serving as each Funds' administrative agent, accounting and pricing agent and transfer agent, dividend disbursing agent, shareholder service agent, plan agent and shareholder purchase and redemption agent. NSS is an affiliate of the Advisor.

Distribution Plan

Pursuant to a distribution agreement ("12b-1 plan") between each Fund and NFA Brokerage, Inc., an affiliate of the Advisor and NSS, NFA Brokerage, Inc. serves as the exclusive agent for distribution of shares of each Fund. NFA Brokerage, Inc. is entitled to receive a fee from each Fund payable monthly at the rate of 0.25% of the average daily net assets per annum. For the period October 1, 1997 (date of commencement of investment operations) to December 31, 1997, NFA Brokerage, Inc. received $2,955 and $2,257 from The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund, respectively. These amounts represented 0.25% on an annual basis for each Fund.

Certain trustees and officers of the Trust are also directors and officers of the Advisor, NSS and NFA Brokerage, Inc.

                     REPORT OF INDEPENDENT AUDITORS



To the Shareholders and Board of Trustees of The Dresher Family of Funds -

     The Dresher Classic Retirement Fund
     The Dresher Comprehensive Growth Fund

     We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, for The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund as of December 31, 1997 and the related statements of operations, changes in net assets, and the financial highlights for the period from October 1, 1997 (date of commencement of investment operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund as of December 31, 1997, and the results of their operations, their changes in net assets and financial highlights for the period from October 1, 1997 (date of commencement of investment operations) to December 31, 1997 in conformity with generally accepted accounting principles.




Abington, Pennsylvania                                      Sanville & Company
February 12, 1998                                 Certified Public Accountants

                              Servicing Agents


                Investment Advisor:

                National Financial Advisors, Inc.
                Twining Office Center
                715 Twining Road, Suite 202
                Dresher, Pennsylvania  19025


                Administrator and Transfer Agent:

                National Shareholder Services, Inc.
                Twining Office Center
                715 Twining Road, Suite 202
                Dresher, Pennsylvania  19025


                Custodian:

                Firstrust Savings Bank
                1931 Cottman Avenue
                Philadelphia, Pennsylvania  19111


                Broker-Dealer/Distributor:

                NFA Brokerage Services, Inc.
                Twining Office Center
                715 Twining Road, Suite 218
                Dresher, Pennsylvania  19025


                Independent Accountants:

                Sanville & Company
                1514 Old York Road
                Abington, Pennsylvania  19001


                Legal Council:

                Robert Patrylak, Esq.
                30 W. Lodges Lane
                Bala Cynwyd, Pennsylvania  19004

To the Board of Trustees of the
The Dresher Family of Funds -
      The Dresher Classic Retirement Fund
      The Dresher Comprehensive Growth Fund


     In planning and performing our audit of the financial statements of The Dresher Family of Funds - The Dresher Classic Retirement Fund and the Dresher Comprehensive Growth Fund for the period October 1, 1997, (commencement of investment operations) to December 31, 1997, we considered its internal control structure, including procedures for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

     The management of The Dresher Family of Funds is responsible for establishing and maintaining an internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal control structure policies and procedures. Two of the objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and that transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

     Because of inherent limitations in any internal control structure, errors or irregularities may occur and not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

     Our consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the internal control structure, including procedures for safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 1997.

     This report is intended solely for the information and use of management and the Securities and Exchange Commission.


Abington, Pennsylvania                                      Sanville & Company
February 12, 1998                                 Certified Public Accountants